SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2. — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from the Company’s estimates.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less, when purchased, to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2020 and 2019.

Marketable Securities Held in Trust Account

At December 31, 2020 and 2019, the assets held in the Trust Account were substantially held in a money market fund that invests primarily in U.S. Treasury Bills. During the year ended December 31, 2020 and 2019, the Company withdrew $326,352 and $836,205 of interest income from the Trust Account to pay franchise and income taxes.

Common Stock Subject to Possible Redemption

The Company accounts for its common stock subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Common stock subject to mandatory redemption is classified as a liability instrument and is measured at fair value. Conditionally redeemable common stock (including common stock that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, common stock is classified as stockholders’ equity. The Company’s common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, common stock subject to possible redemption is presented at redemption value as temporary equity, outside of the stockholders’ equity section of the Company’s balance sheets.

Income Taxes

The Company complies with the accounting and reporting requirements of Accounting Standards Codification (“ASC”) Topic 740 “Income Taxes,” which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020 and 2019. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company may be subject to potential examination by federal, state and city taxing authorities in the areas of income taxes. These potential examinations may include questioning the timing and amount of deductions, the nexus of income among various tax jurisdictions and compliance with federal, state and city tax laws. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Net Income (Loss) Per Common Share

Net income (loss) per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period, excluding shares of common stock subject to forfeiture. The Company has not considered the effect of the warrants sold in the Initial Public Offering and private placement to purchase an aggregate of 17,825,001 shares in the calculation of diluted loss per share, since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive.

The Company’s statement of operations includes a presentation of income (loss) per share for common shares subject to possible redemption in a manner similar to the two-class method of income (loss) per share. Net income (loss) per common share, basic and diluted, for Common stock subject to possible redemption is calculated by dividing the proportionate share of income or loss on marketable securities held by the Trust Account, net of applicable franchise and income taxes, by the weighted average number of Common stock subject to possible redemption outstanding since original issuance.

Net loss per share, basic and diluted, for non-redeemable common stock is calculated by dividing the net income (loss), adjusted for income or loss on marketable securities attributable to Common stock subject to possible redemption, by the weighted average number of non-redeemable common stock outstanding for the period.

Non-redeemable common stock includes Founder Shares and non-redeemable shares of common stock as these shares do not have any redemption features. Non-redeemable common stock participates in the income or loss on marketable securities based on non-redeemable shares’ proportionate interest.

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the year ended December 31,
	2020	2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$3,023	$3,940,016
Less: interest available to be withdrawn for payment of taxes	(1,390)	(700,193)
Net income	$1,633	$3,239,823
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	4,457,537	19,940,154
Basic and diluted net income per share	$0.00	$0.16

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$2,404,519	$365,954
Less: Net income allocable to Common stock subject to possible redemption	(1,633)	(3,239,823)
Non-Redeemable Net Loss	$2,402,886	$(2,873,869)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	6,367,631	6,081,996
Basic and diluted net income (loss) per share	$0.38	$(0.47)

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution, which, at times may exceed the federal depository insurance coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement” (“ASC 820”), approximates the carrying amounts represented in the accompanying balance sheets, primarily due to their short-term nature.

Recent Accounting Standards

Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Immaterial Correction of Error

In February 2021, the Company concluded that due to an error in the measurement of the fair value of embedded derivatives as of December 31, 2019, the 2019 balance sheet would be adjusted. The change resulted in an increase in the fair value of the embedded derivatives of approximately $269,000 with a corresponding increase in the change in fair value of derivative liabilities presented in the consolidated statement of operations.

The Company, in consultation with the Audit Committee of the Board of Directors, evaluated the effect of these adjustments on the Company’s consolidated financial statements under ASC 250, Accounting Changes and Error Corrections and Staff Accounting Bulletin No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements and determined it was not necessary to recall its previously issued consolidated financial statements as the errors did not materially misstate any previously issued consolidated financial statements and the correction of the errors in the current fiscal year is also not material. The Company looked at both quantitative and qualitative characteristics of the required corrections.

Reclassification

The Company reclassified $11,331 of accrued and unpaid interest on convertible debt from notes payable to accrued expenses and other liabilities in order to consistently present its consolidated financial statements. The reclassification did not impact net income.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Use of Estimates and Assumptions

Preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosed in the accompanying notes. Actual results may differ from those estimates and such differences may be material to the consolidated financial statements. The more significant estimates and assumptions by management include, but are not limited to, the valuation allowance of deferred tax assets resulting from net operating losses, the valuation of common stock, warrants, options to purchase the Company’s common stock, and the debt with embedded derivative instruments in notes payable.

Cash and Cash Equivalents

For purposes of the consolidated balance sheets and consolidated statements of cash flows, the Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents.

Concentrations of credit risk and off-balance sheet risk

Cash and cash equivalents are financial instruments that are potentially subject to concentrations of credit risk. The Company’s cash and cash equivalents are deposited in accounts at large financial institutions, and amounts may exceed federally insured limits. The Company believes it is not exposed to significant credit risk due to the financial strength of the depository institutions in which the cash and cash equivalents are held. The Company has no financial instruments with off-balance sheet risk of loss.

Earnings per Share

The basic earnings per share is calculated by dividing the Company’s net income or loss attributable to common stockholders by the weighted average number of common shares outstanding during the year. The diluted earnings per share is calculated by dividing the Company’s net income attributable to common stockholders by the diluted weighted average number of shares outstanding during the year, determined using the treasury stock method and the average stock price during the year. A reconciliation of the numerators and denominators of the basic and diluted earnings per share calculations follows:

	Years Ended December 31,
	2020	2019
Numerator:
Net income (loss) attributable to common stockholders	$56,770	$(10,102,280)

Denominator:
Weighted average shares outstanding, basic	239,465,160	239,465,160
Weighted average dilutive stock options	11,217,415	-
Weighted average shares outstanding, diluted	250,682,575	239,465,160

Net income (loss) per share attributable to common stockholders, basic	$0.00	$(0.04)
Net income (loss) per share attributable to common stockholders, diluted	0.00	(0.04)

The following weighted average shares have been excluded from the calculations of diluted weighted average shares outstanding because they would have been anti-dilutive:

	Years Ended December 31,
	2020	2019
Stock options	55,281,877	78,976,701
Warrants	300,000	236,986
Total	55,581,877	79,213,687

Property and Equipment

Property and equipment include office and laboratory equipment that is recorded at cost and depreciated using the straight-line method over the estimated useful lives of five to six years. Depreciation expense of approximately $201 and $201 was recognized for the years ended December 31, 2020 and 2019, respectively, and is classified in general and administrative expense in the accompanying consolidated statements of operations.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets might not be recoverable. Conditions that would necessitate an impairment assessment include a significant decline in the observable market value of an asset, a significant change in the extent or manner in which an asset is used, or a significant adverse change that would indicate that the carrying amount of an asset or group of assets is not recoverable. For long-lived assets to be held and used, the Company will recognize an impairment loss only if the carrying amount is not recoverable through its undiscounted cash flows and measure any impairment loss based on the difference between the carrying amount and estimated fair value. There were no such losses for the years ended December 31, 2020 and December 31, 2019.

Derivative Financial Instruments

The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates all of its financial instruments, including notes payable, to determine whether such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract and the features of the derivatives. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the consolidated statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s consolidated balance sheet.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

During the years ended December 31, 2020 and 2019, the Company entered into a series of notes that were determined to have embedded derivative instruments in the form of a contingent put option. The notes are recognized at the value of proceeds received after allocating issuance proceeds to the bifurcated contingent put option. The notes are subsequently measured at amortized cost using the effective interest method to accrete interest over their term to bring the notes’ initial carrying value to their principal balance at maturity. The bifurcated put option is initially measured at fair value and subsequently measured at fair value with changes in fair value recognized as a component of other expenses in the consolidated statements of operations (see Note 7). The notes and the contingent put option are classified as either long-term or short-term liabilities based on the maturity date of the related loan.

Federal Grants

In September 2018, the National Institutes of Health (“NIH”) through the National Institute on Drug Abuse awarded the Company a research and development grant related to the development of its MPAR overdose prevention technology (the “MPAR Grant”). The total approved budget for the two-year period was approximately $5.4 million ($3.2 million and $2.2 million in years 1 and 2 respectively) of which the Company must contribute $1.1 million in the first year of the grant. In August 2019, the grant was amended such that the approved budget for the two-year period decreased to approximately $5.1 million ($2.1 million and $3.0 million in years 1 and 2, respectively).

In September 2019, the NIH/National Institute on Drug Abuse awarded the Company a second research and development grant related to the development of its TAAP/MPAR abuse deterrent technology (the “TAAP/MPAR Grant”). The total approved budget for the two-year period was approximately $5.4 million.

The Company concluded the government grants are not within the scope of Accounting Standards Codification Topic 606, Revenue from Contracts with Customers (“ASC 606”), as government entities do not meet the definition of a “customer” as defined by ASC 606, as there is not considered to be a transfer of control of goods or services to the government entity funding the grant. Additionally, the Company has concluded the government grants do not meet the definition of a contribution and is a non-reciprocal transaction, therefore, ASC 958-605, Not-for-Profit-Entities-Revenue Recognition does not apply, as the Company is a business entity, and the grant is with a governmental agency. Revenues from the grants are based upon internal costs incurred that are specifically covered by the grants, plus an additional rate that provides funding for overhead expenses. Revenue is recognized when the Company incurs costs related to the grants. The Company believes this policy is consistent with the overarching premise in ASC 606, applied by analogy, to ensure that it recognizes revenues to reflect the transfer of promised goods or services to customers in an amount that reflects the consideration to which it expects to be entitled in exchange for those goods or services, even though there is no “exchange” as defined in ASC 606. The Company believes the recognition of revenue as costs are incurred and amounts become due is analogous to the concept of transfer of control of a service over time under ASC 606.

Revenue recognized under the MPAR Grant was approximately $3,037,234 and $1,706,508 during the years ended December 31, 2020 and 2019, respectively. Revenue recognized under the TAAP/MPAR Grant was approximately $893,975 and $57,453 during the years ended December 31, 2020 and 2019, respectively.

Amounts requested or eligible to be requested through the NIH payment management system, but for which cash has not been received, are presented as an unbilled receivable on the Company’s consolidated balance sheet. As all amounts are expected to be remitted timely, no valuation allowances are recorded.

Research and Development Costs

The Company’s research and development expenses consist primarily of third-party research and development expenses, consulting expenses, animal and clinical studies, and any allocable direct overhead, including facilities and depreciation costs, as well as salaries, payroll taxes, and employee benefits for those individuals directly involved in ongoing research and development efforts. Research and development expenses are charged to expense as incurred. Payments made prior to the receipt of goods or services to be used in research and development are capitalized until the goods or services are received.

General and Administrative Expenses

General and administrative expenses consist primarily of personnel costs associated with the Company’s executive, finance, human resources, compliance, and other administrative personnel, as well as accounting and legal professional services fees.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Fair Value Measurement

ASC 820, Fair Value Measurements, (“ASC 820”) provides guidance on the development and disclosure of fair value measurements. Under this accounting guidance, fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

The accounting guidance classifies fair value measurements in one of the following three categories for disclosure purposes:

Level 1:	Quoted prices in active markets for identical assets or liabilities.
Level 2:	Inputs other than Level 1 prices for similar assets or liabilities that are directly or indirectly observable in the marketplace.
Level 3:	Unobservable inputs which are supported by little or no market activity and values determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant judgment or estimation.

The Company evaluates assets and liabilities subject to fair value measurements on a recurring basis to determine the appropriate level at which to classify them for each reporting period. This determination requires significant judgments to be made by the Company.

ASC 820 requires all entities to disclose the fair value of financial instruments, both assets and liabilities, for which it is practicable to estimate fair value, and defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. As of December 31, 2020 and 2019, the recorded values of cash and cash equivalents, prepaid expenses, accounts payable, and accrued expenses and other liabilities approximate their fair values due to the short-term nature of these items.

The carrying value of outstanding notes payable approximates the estimated aggregate fair value as the embedded contingent put option is recognized at fair value and classified with the debt host. The put option allows certain notes payable to be converted into common stock, contingent upon completion of an equity financing transaction with gross proceeds above certain thresholds. The fair value estimate of the embedded put option is based on the probability-weighted discounted value of the put feature and represents a Level 3 measurement. Significant assumptions used to determine the fair value of the put feature include the estimated probability of exercise of the put option and the discount rate used to calculate fair value. The estimated probability of exercise is based on management’s expectation for future equity financing transactions. The discount rate is based on the weighted average effective yield of notes payable previously issued by the Company, adjusted for changes in market yields of healthcare sector CCC-rated debt. As of December 31, 2020, assumptions included a probability of exercise of the put option of 10% and a discount rate of 42.9%. As of December 31, 2019, assumptions included a probability of exercise of the put option of 80% and a discount rate range of 65.5% to 93.1%, with a weighted-average discount rate of 66.4%. The decrease during 2020 in the estimated probability of exercise of the put option reflects greater expectation for an initial public offering or reverse merger transaction, which would not trigger the put option. Beginning in late 2020, the Company held discussions with various public companies and SPACs about potential mergers to effect a public listing of the Company’s stock and executed the GEM Agreement to provide a source of funding following such public listing of the Company’s stock.

The following table presents assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis:

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Contingent put option	$670,262	$-	$-	$670,262
Total	$670,262	$-	$-	$670,262

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Contingent put option	$2,646,347	$-	$-	$2,646,347
Total	$2,646,347	$-	$-	$2,646,347

The following table summarizes the change in fair value of the Company’s Level 3 contingent put options:

	December 31,
	2020	2019
Beginning fair value	$2,646,347	$1,657,072
Issuance	471,823	414,188
Change in fair value	(2,447,908)	575,087
Ending fair value	$670,262	$2,646,347

See Note 7 for further details on the embedded contingent put option.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Stock-based Compensation

The Company expenses stock-based compensation over the requisite service period based on the estimated grant-date fair value of the awards using a graded amortization approach. The Company accounts for forfeitures as they occur.

The Company estimates the fair value of stock option grants using the Black-Scholes option pricing model. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. For the years ended December 31, 2020 and 2019, stock-based compensation costs are recorded in general and administrative expenses in the consolidated statements of operations.

Income Taxes

Income taxes are recorded in accordance with ASC 740, Income Taxes (“ASC 740”), which provides for deferred taxes using an asset and liability approach. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the consolidated financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Valuation allowances are provided if, based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company accounts for uncertain tax positions in accordance with the provisions of ASC 740. When uncertain tax positions exist, the Company recognizes the tax benefit of tax positions to the extent that the benefit would more likely than not be realized assuming examination by the taxing authority. The determination as to whether the tax benefit will more likely than not be realized is based upon the technical merits of the tax position as well as consideration of the available facts and circumstances. The Company recognizes any interest and penalties accrued related to unrecognized tax benefits as income tax expense.

Recently Adopted Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (“the FASB”) issued ASU 2018-13, Fair Value Measurement (Topic 820), – Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which makes a number of changes meant to add, modify or remove certain disclosure requirements associated with the movement amongst or hierarchy associated with Level 1, Level 2 and Level 3 fair value measurements. The Company adopted ASU 2018-13 on January 1, 2020 with no material impact to the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), and has since issued amendments thereto, related to the accounting for leases (collectively referred to as “ASC 842”). ASC 842 establishes a right-of-use, or ROU, model that requires a lessee to record a ROU asset and a lease liability on the consolidated balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the consolidated statement of operations. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. Entities have the option to continue to apply historical accounting under Topic 840, including its disclosure requirements, in comparative periods presented in the year of adoption. An entity that elects this option will recognize a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption instead of the earliest period presented. The Company adopted ASU 2016-02 on January 1, 2020 with no material impact to the consolidated financial statements.

Recently Issued Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (“ASU 2019-12”), which simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in ASC 740 related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates and clarifies the accounting for transactions that result in a step-up in the tax basis of goodwill. The guidance is effective for fiscal years beginning after December 31, 2021 and interim periods within that year. Early adoption is permitted. The Company is evaluating the impact of ASU 2019-12 on the consolidated financial statements.

ENSYSCE BIOSCIENCES, INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

In August 2020, the FASB issued ASU No. 2020-06, Debt – Debt with Conversion and Other Options (Topic 470) to address issues identified as a result of the complexity with applying GAAP for certain financial instruments with characteristics of liabilities and equity. The FASB decided to reduce the number of accounting models for convertible debt instruments and convertible preferred stock, resulting in fewer embedded conversion features being separately recognized from the host contract as compared with current GAAP. Certain types of convertible instruments will continue to be subject to separation models: (a) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting and (b) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. For convertible instruments, the contracts primarily affected are those with beneficial conversions or cash conversion features as the accounting models for those specific features have been removed. For contracts in an entity’s own equity, the contracts primarily affected are freestanding instruments and embedded features that are accounted for as derivatives due to a failure to meet the settlement conditions of the derivatives scope exceptions. The FASB simplified the settlement assessment by removing the requirements to (a) consider whether the contract would be settled in registered shares, (b) to consider whether collateral is required to be posted, and (c) assess shareholder rights. The FASB also decided to enhance information transparency by making targeted improvements to the disclosures for convertible instruments and earnings-per-share guidance. ASU 2020-06 is effective for fiscal years beginning after December 15, 2023 and early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. Entities must adopt the guidance as of the beginning of its annual fiscal year and a modified retrospective or fully retrospective transition approach is permitted. The Company is evaluating the impact of ASU 2020-06 on the consolidated financial statements.